Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2025
Financial Instruments
Schedule Of Warrant Fair Value	Schedule Of Warrant Fair Value
	Fair Value	Level 1	Level 2	Level 3
Warrants	144	—	144	—

Schedule Of financial liabilities

The following are the undiscounted contractual maturities of significant financial liabilities and the total contractual obligations of the Company as at September 30, 2025:

	2026	2027	2028	2029	2030 & beyond	Total
Trade and other payables	9,555	—	—	—	—	9,555
Lease liability	761	719	735	752	189	3,156
Long term loan	—	969	18,641	969	1,938	22,517
Other payable	196	239	239	225	491	1,390
Total financial liabilities	10,512	1,927	19,615	1,946	2,618	36,618

The following are the undiscounted contractual maturities of significant financial liabilities and the total contractual obligations of the Company as at September 30, 2024:

	2025	2026	2027	2028	2029 & beyond	Total
Trade and other payables	9,460	—	—	—	—	9,460
Lease liability	760	598	555	571	588	3,072
Short term loan	1,630	—	—	—	—	1,630
Promissory note	519	—	—	—	—	519
Working capital facility	16,283	—	—	—	—	16,283
Other payable	211	188	208	218	610	1,435
Total financial liabilities	28,863	786	763	789	1,198	32,399